GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011

Goodwill, beginning of the year	$44,493	$53,926
Additions in respect of acquisitions	1,972	-
Impairment of Goodwill (see note 2g and 1k)	(297)	(6,216)
Foreign currency translation adjustments	1,022	(3,217)

Goodwill, end of year	$47,190	$44,493

As of December 31, 2012, $ 2,534 and $ 44,656 are attributable to the Cellocator segment and to the Pointer segment, respectively. As of December 31, 2011, $ 2,534 and $ 41,959 are attributable to the Cellocator segment and to the Pointer segment, respectively.